SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of changes in working capital

	Years ended December 31,
	2024 $	2023 $
Trade and other receivables	(46,365)	(17,111)
Prepaid expenses	2,648	(3,242)
Inventories	(24,452)	(21,020)
Trade and other payables	(4,313)	31,636
Total changes in working capital	(72,482)	(9,737)

Schedule of changes in liabilities arising from financing activities

	2024 Convertible Notes $	2019 Convertible Debentures $	Credit Facility $	Lease obligations $
As at December 31, 2022	-	42,155	177,020	21,346
Additions	-	-	75,500	48,805
Terminations	-	-	-	(21)
Conversion of debenture	-	(225)	-	-
Interest	-	1,971	926	3,658
Payments	-	-	(90,500)	(16,625)
Foreign exchange	-	-	-	238
As at December 31, 2023	-	43,901	162,946	57,401
Additions	172,500	-	68,000	27,038
Transaction costs	(6,488)	-	-	-
Additions allocated to equity	(45,999)	-	-	-
Transaction costs allocated to equity	1,730	-	-	-
Terminations	-	-	-	(75)
Conversion of debenture	-	(35,383)	-	-
Interest	4,288	1,131	2,054	4,507
Extinguishment of debt	-	146	-	-
Payments	-	(9,795)	(233,000)	(20,690)
Foreign exchange	-	-	-	(204)
As at December 31, 2024	126,031	-	-	67,977

Schedule of significant non-cash financing and investing transactions

	Years ended December 31,
	2024 $	2023 $
Mineral properties, plant and equipment changes in closure and reclamation provision	(2,845)	(9,559)
Additions to right-of-use assets	27,038	48,805
Share units allocated to share capital upon settlement	3,078	2,864
Acquisition of Chesser	-	45,548
Stock options allocated to share capital upon exercise	-	96